Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Blockchain Dynamics Limited [Member]
Schedule of Discontinued Operations [Line Items]
Revenues			$ 13
Less: Cost of revenues
Gross Revenue			13
Total operating expenses			212
Loss from discontinued operations			(199)
Total other income, net			(118)
Income (loss) from discontinued operation before income taxes			(317)
Income tax expenses from operations
Net income (loss) from discontinued operations			(317)
Disposal of One World, Global Travel [Member]
Schedule of Discontinued Operations [Line Items]
Revenues
Less: Cost of revenues		(125)
Gross Revenue		(125)
Total operating expenses		(1,477)
Loss from discontinued operations		(1,602)
Total other income, net		(1)
Income (loss) from discontinued operation before income taxes		(1,603)
Income tax expenses from operations
Net income (loss) from discontinued operations		(1,603)
Disposal of Broad Cosmos [Member]
Schedule of Discontinued Operations [Line Items]
Revenues	$ 127	343	845
Less: Cost of revenues	(203)	(181)	(1,376)
Gross Revenue	(76)	162	(531)
Total operating expenses	(1,386)	(3,581)	(2,794)
Loss from discontinued operations	(1,462)	(3,419)	(3,325)
Total other income, net	1,272	(6,300)	3,972
Income (loss) from discontinued operation before income taxes	(190)	(9,719)	647
Income tax expenses from operations			(1)
Net income (loss) from discontinued operations	$ (190)	$ (9,719)	$ 646